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                        SUPPLEMENT DATED DEC. 21, 2007*
                         TO THE FOLLOWING PROSPECTUSES:

                                                                                              PROSPECTUS
                                                                                                FORM #
PRODUCT NAME                                                                                  ----------
------------
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                                         45313 K (5/07)
                                                                                            274320 A
 RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                                          (10/07)

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective January 1, 2008, the following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                    INVESTMENT ADVISOR
RiverSource Variable          Long-term growth of capital. Invests primarily in    RiverSource Investments, adviser;
Portfolio -- Select Value     equity securities of mid cap companies as well as    Systematic Financial Management L.P.,
Fund                          companies with larger and smaller market             and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap          sub-advisers
                              companies to be either those with a market
                              capitalization of up to $15 billion or those whose
                              market capitalization falls within range of the
                              Russell Mid Cap Value Index.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
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45313-14 A (12/07)

*Valid until next prospectus update.